Equity Method Investment, Summarized Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Equity Investment, Summarized Financial Information [Line Items]
Equity Investment, Summarized Financial Information [Table Text Block]	The following table represents summarized information regarding the Company’s equity investee as of December 31, 2020 and 2019 (in thousands):

	December 31, 2020	December 31, 2019
Total revenues	$915,892	$704,325
Operating income	245,334	129,972
Net loss	94,124	(48,490)

Current assets	$267,419	$302,978
Non-current assets	4,891,205	4,861,032
Total assets	$5,158,624	$5,164,010
Current liabilities	$406,175	$486,231
Non-current liabilities	2,686,681	2,700,790
Total liabilities	$3,092,856	$3,187,021